Long-term Debt (Detail) - USD ($) $ in Millions		12 Months Ended
		Jun. 30, 2015	Jun. 30, 2014
Debt Instrument [Line Items]
Face Value		$ 30,463	$ 20,745
Notes 1.625 Percent Due September 25th 2015
Debt Instrument [Line Items]
Debt maturity date		Sep. 25, 2015	Sep. 25, 2015
Face Value		$ 1,750	$ 1,750
Stated Interest Rate		1.625%	1.625%
Effective Interest Rate		1.795%	1.795%
Notes 2.5 Percent Due February 8th 2016
Debt Instrument [Line Items]
Debt maturity date		Feb. 08, 2016	Feb. 08, 2016
Face Value		$ 750	$ 750
Stated Interest Rate		2.50%	2.50%
Effective Interest Rate		2.642%	2.642%
Notes 0.875 Percent Due November 15th 2017
Debt Instrument [Line Items]
Debt maturity date		Nov. 15, 2017	Nov. 15, 2017
Face Value		$ 600	$ 600
Stated Interest Rate		0.875%	0.875%
Effective Interest Rate		1.084%	1.084%
Notes 1.0 Percent Due May 1st 2018
Debt Instrument [Line Items]
Debt maturity date		May 01, 2018	May 01, 2018
Face Value		$ 450	$ 450
Stated Interest Rate		1.00%	1.00%
Effective Interest Rate		1.106%	1.106%
Notes 1.625 Percent Due December 6th 2018
Debt Instrument [Line Items]
Debt maturity date		Dec. 06, 2018	Dec. 06, 2018
Face Value		$ 1,250	$ 1,250
Stated Interest Rate		1.625%	1.625%
Effective Interest Rate		1.824%	1.824%
Notes 4.2 Percent Due June 1st 2019
Debt Instrument [Line Items]
Debt maturity date		Jun. 01, 2019	Jun. 01, 2019
Face Value		$ 1,000	$ 1,000
Stated Interest Rate		4.20%	4.20%
Effective Interest Rate		4.379%	4.379%
Notes 1.850 Percent Due February 12th 2020
Debt Instrument [Line Items]
Debt maturity date	[1]	Feb. 12, 2020	Feb. 12, 2020
Face Value	[1]	$ 1,500	$ 0
Stated Interest Rate	[1]	1.85%	1.85%
Effective Interest Rate	[1]	1.935%	1.935%
Notes 3.0 Percent Due October 1st 2020
Debt Instrument [Line Items]
Debt maturity date		Oct. 01, 2020	Oct. 01, 2020
Face Value		$ 1,000	$ 1,000
Stated Interest Rate		3.00%	3.00%
Effective Interest Rate		3.137%	3.137%
Notes 4.0 Percent Due February 8th 2021
Debt Instrument [Line Items]
Debt maturity date		Feb. 08, 2021	Feb. 08, 2021
Face Value		$ 500	$ 500
Stated Interest Rate		4.00%	4.00%
Effective Interest Rate		4.082%	4.082%
Notes 2.125 Percent Due December 6th 2021
Debt Instrument [Line Items]
Debt maturity date	[2]	Dec. 06, 2021	Dec. 06, 2021
Face Value	[2]	$ 1,950	$ 2,396
Stated Interest Rate	[2]	2.125%	2.125%
Effective Interest Rate	[2]	2.233%	2.233%
Notes 2.375 Percent Due February 12th 2022
Debt Instrument [Line Items]
Debt maturity date	[1]	Feb. 12, 2022	Feb. 12, 2022
Face Value	[1]	$ 1,500	$ 0
Stated Interest Rate	[1]	2.375%	2.375%
Effective Interest Rate	[1]	2.466%	2.466%
Notes 2.125 Percent Due November 15th 2022
Debt Instrument [Line Items]
Debt maturity date		Nov. 15, 2022	Nov. 15, 2022
Face Value		$ 750	$ 750
Stated Interest Rate		2.125%	2.125%
Effective Interest Rate		2.239%	2.239%
Notes 2.375 Percent Due May 1st 2023
Debt Instrument [Line Items]
Debt maturity date		May 01, 2023	May 01, 2023
Face Value		$ 1,000	$ 1,000
Stated Interest Rate		2.375%	2.375%
Effective Interest Rate		2.465%	2.465%
Notes 3.625 Percent Due December 15th 2023
Debt Instrument [Line Items]
Debt maturity date		Dec. 15, 2023	Dec. 15, 2023
Face Value		$ 1,500	$ 1,500
Stated Interest Rate		3.625%	3.625%
Effective Interest Rate		3.726%	3.726%
Notes 2.70 Percent Due February 12th 2025
Debt Instrument [Line Items]
Debt maturity date	[1]	Feb. 12, 2025	Feb. 12, 2025
Face Value	[1]	$ 2,250	$ 0
Stated Interest Rate	[1]	2.70%	2.70%
Effective Interest Rate	[1]	2.772%	2.772%
Notes 3.125 Percent Due December 6th 2028
Debt Instrument [Line Items]
Debt maturity date	[2]	Dec. 06, 2028	Dec. 06, 2028
Face Value	[2]	$ 1,950	$ 2,396
Stated Interest Rate	[2]	3.125%	3.125%
Effective Interest Rate	[2]	3.218%	3.218%
Notes 2.625 Percent Due May 2nd 2033
Debt Instrument [Line Items]
Debt maturity date	[2]	May 02, 2033	May 02, 2033
Face Value	[2]	$ 613	$ 753
Stated Interest Rate	[2]	2.625%	2.625%
Effective Interest Rate	[2]	2.69%	2.69%
Notes 3.50 Percent Due February 12th 2035
Debt Instrument [Line Items]
Debt maturity date	[1]	Feb. 12, 2035	Feb. 12, 2035
Face Value	[1]	$ 1,500	$ 0
Stated Interest Rate	[1]	3.50%	3.50%
Effective Interest Rate	[1]	3.604%	3.604%
Notes 5.2 Percent Due June 1st 2039
Debt Instrument [Line Items]
Debt maturity date		Jun. 01, 2039	Jun. 01, 2039
Face Value		$ 750	$ 750
Stated Interest Rate		5.20%	5.20%
Effective Interest Rate		5.24%	5.24%
Notes 4.5 Percent Due October 1st 2040
Debt Instrument [Line Items]
Debt maturity date		Oct. 01, 2040	Oct. 01, 2040
Face Value		$ 1,000	$ 1,000
Stated Interest Rate		4.50%	4.50%
Effective Interest Rate		4.567%	4.567%
Notes 5.3 Percent Due February 8th 2041
Debt Instrument [Line Items]
Debt maturity date		Feb. 08, 2041	Feb. 08, 2041
Face Value		$ 1,000	$ 1,000
Stated Interest Rate		5.30%	5.30%
Effective Interest Rate		5.361%	5.361%
Notes 3.5 Percent Due November 15th 2042
Debt Instrument [Line Items]
Debt maturity date		Nov. 15, 2042	Nov. 15, 2042
Face Value		$ 900	$ 900
Stated Interest Rate		3.50%	3.50%
Effective Interest Rate		3.571%	3.571%
Notes 3.750 Percent Due May 1st 2043
Debt Instrument [Line Items]
Debt maturity date		May 01, 2043	May 01, 2043
Face Value		$ 500	$ 500
Stated Interest Rate		3.75%	3.75%
Effective Interest Rate		3.829%	3.829%
Notes 4.875 Percent Due December 15th 2043
Debt Instrument [Line Items]
Debt maturity date		Dec. 15, 2043	Dec. 15, 2043
Face Value		$ 500	$ 500
Stated Interest Rate		4.875%	4.875%
Effective Interest Rate		4.918%	4.918%
Notes 3.750 Percent Due February 12th 2045
Debt Instrument [Line Items]
Debt maturity date	[1]	Feb. 12, 2045	Feb. 12, 2045
Face Value	[1]	$ 1,750	$ 0
Stated Interest Rate	[1]	3.75%	3.75%
Effective Interest Rate	[1]	3.80%	3.80%
Notes 4.0 Percent Due February 12th 2055
Debt Instrument [Line Items]
Debt maturity date	[1]	Feb. 12, 2055	Feb. 12, 2055
Face Value	[1]	$ 2,250	$ 0
Stated Interest Rate	[1]	4.00%	4.00%
Effective Interest Rate	[1]	4.063%	4.063%

[1]	In February 2015, we issued $10.8 billion of debt securities.
[2]	Euro-denominated debt securities.